Quarterly Holdings Report
for
Fidelity® International Small Cap Opportunities Fund
January 31, 2023
ILS-NPRT1-0423
1.827842.117
Common Stocks - 98.9%
	Shares	Value ($)
Australia - 1.2%
Imdex Ltd.	3,947,753	7,009,922
Steadfast Group Ltd.	1,650,000	6,130,062
TOTAL AUSTRALIA		13,139,984
Bailiwick of Jersey - 0.3%
Integrated Diagnostics Holdings PLC (a)	5,996,716	3,238,227
Belgium - 1.7%
Azelis Group NV	280,400	7,553,857
KBC Ancora	239,989	11,735,464
TOTAL BELGIUM		19,289,321
Canada - 3.0%
CAE, Inc. (b)	411,600	9,295,840
McCoy Global, Inc. (b)	630,215	511,542
Osisko Gold Royalties Ltd.	335,000	4,484,123
Pason Systems, Inc.	492,300	5,838,558
Richelieu Hardware Ltd.	441,363	13,125,951
TOTAL CANADA		33,256,014
Cayman Islands - 0.5%
Chlitina Holding Ltd.	829,500	6,177,373
Denmark - 0.6%
Spar Nord Bank A/S	430,455	6,844,302
Finland - 0.4%
Musti Group OYJ	289,502	4,890,937
France - 3.7%
Laurent-Perrier Group SA	42,632	5,700,728
Lectra	422,110	17,552,806
LISI	343,264	7,612,861
Vetoquinol SA	112,417	10,424,866
TOTAL FRANCE		41,291,261
Germany - 6.6%
CTS Eventim AG (b)	521,054	36,423,626
Nexus AG	291,358	16,312,617
Rheinmetall AG	32,000	7,444,803
Scout24 AG (a)	127,200	7,381,679
Stabilus Se	93,636	6,433,531
TOTAL GERMANY		73,996,256
India - 1.0%
Embassy Office Parks (REIT)	1,706,000	6,853,696
Indian Energy Exchange Ltd. (a)	2,298,585	3,917,915
TOTAL INDIA		10,771,611
Ireland - 0.7%
Cairn Homes PLC	4,369,500	4,654,314
Irish Residential Properties REIT PLC	2,925,000	3,631,462
TOTAL IRELAND		8,285,776
Israel - 1.7%
Ituran Location & Control Ltd. (c)	355,577	7,804,915
Maytronics Ltd.	248,385	3,007,980
Strauss Group Ltd.	130,984	3,340,962
Tel Aviv Stock Exchange Ltd.	734,096	4,423,738
TOTAL ISRAEL		18,577,595
Italy - 3.2%
Interpump Group SpA	686,943	35,682,586
Japan - 33.5%
Ai Holdings Corp.	185,800	3,138,762
Aoki Super Co. Ltd.	175,000	3,018,774
Artnature, Inc.	483,700	2,817,243
Aucnet, Inc. (c)	306,977	4,464,281
Azbil Corp.	1,255,592	35,405,782
Broadleaf Co. Ltd.	2,509,998	8,861,917
Central Automotive Products Ltd.	151,500	2,829,022
Curves Holdings Co. Ltd.	2,020,026	12,914,544
Daiichikosho Co. Ltd.	418,800	13,021,866
Daikokutenbussan Co. Ltd.	77,500	3,245,855
Digital Hearts Holdings Co. Ltd.	556,514	8,248,434
Fujitec Co. Ltd.	203,000	5,029,771
Funai Soken Holdings, Inc.	325,650	7,047,914
Goldcrest Co. Ltd.	595,530	7,471,088
Iwatsuka Confectionary Co. Ltd.	18,900	621,984
JEOL Ltd.	293,200	8,609,536
Kobayashi Pharmaceutical Co. Ltd.	160,550	11,526,224
Koshidaka Holdings Co. Ltd.	1,527,400	11,059,583
Kusuri No Aoki Holdings Co. Ltd.	93,500	5,268,175
Lasertec Corp.	99,144	18,770,230
Medikit Co. Ltd.	294,400	5,583,372
Miroku Jyoho Service Co., Ltd.	349,800	4,384,111
Misumi Group, Inc.	650,268	16,365,605
Mitsuboshi Belting Ltd.	109,780	3,132,454
Nagaileben Co. Ltd.	671,327	10,170,419
Nihon Parkerizing Co. Ltd.	1,827,300	13,491,640
NS Tool Co. Ltd.	594,500	4,906,265
NSD Co. Ltd.	432,049	7,762,139
OBIC Co. Ltd.	177,600	28,474,016
OSG Corp.	809,800	12,709,730
Paramount Bed Holdings Co. Ltd.	217,220	4,172,004
ProNexus, Inc.	497,100	3,729,710
San-Ai Obbli Co. Ltd.	574,300	5,975,155
SHO-BOND Holdings Co. Ltd.	467,100	19,929,354
Shoei Co. Ltd.	288,802	11,120,495
SK Kaken Co. Ltd.	36,900	12,350,579
Software Service, Inc.	67,600	4,584,277
Techno Medica Co. Ltd.	80,791	1,081,983
The Monogatari Corp.	94,200	4,719,919
TIS, Inc.	276,800	7,981,625
Tocalo Co. Ltd.	558,336	5,348,552
USS Co. Ltd.	527,100	8,669,832
Welcia Holdings Co. Ltd.	31,600	706,281
YAKUODO Holdings Co. Ltd.	235,900	4,710,300
TOTAL JAPAN		375,430,802
Kenya - 0.1%
Safaricom Ltd.	3,355,217	630,619
Korea (South) - 0.6%
BGF Retail Co. Ltd.	44,596	6,751,177
Netherlands - 6.4%
Aalberts Industries NV	819,480	38,531,325
AerCap Holdings NV (b)(c)	131,000	8,280,510
BE Semiconductor Industries NV	100,000	7,096,915
IMCD NV	114,117	17,995,236
TOTAL NETHERLANDS		71,903,986
Norway - 2.1%
Kongsberg Gruppen ASA	429,181	17,026,897
Medistim ASA	175,242	3,862,431
Volue A/S (b)	963,944	2,930,963
TOTAL NORWAY		23,820,291
South Africa - 0.6%
Clicks Group Ltd.	461,429	7,037,588
Spain - 0.5%
Fluidra SA	315,001	5,534,046
Sweden - 10.1%
Addlife AB	726,924	7,625,417
AddTech AB (B Shares)	2,714,665	43,195,405
Hemnet Group AB	605,600	8,431,701
INVISIO AB	370,859	6,496,841
John Mattson Fastighetsforetag (b)(c)	435,213	3,728,875
Lagercrantz Group AB (B Shares)	3,956,312	41,388,132
Teqnion AB	122,243	1,823,545
TOTAL SWEDEN		112,689,916
Switzerland - 1.4%
Tecan Group AG	37,821	15,781,127
Taiwan - 0.5%
Addcn Technology Co. Ltd.	855,032	5,492,648
United Kingdom - 12.6%
Bodycote PLC	1,851,267	14,857,998
Clarkson PLC	314,075	11,906,626
Dechra Pharmaceuticals PLC	371,495	13,126,211
DP Poland PLC (b)	15,541,591	1,638,219
Helios Towers PLC (b)	2,265,833	2,988,972
Howden Joinery Group PLC	1,461,900	12,443,103
InterContinental Hotel Group PLC ADR	69,000	4,881,750
Rightmove PLC	2,399,170	17,432,113
Spectris PLC	1,043,878	41,182,240
Spirax-Sarco Engineering PLC	143,991	20,467,976
TOTAL UNITED KINGDOM		140,925,208
United States of America - 5.9%
Autoliv, Inc.	143,800	13,246,856
Morningstar, Inc.	84,400	20,499,072
NOV, Inc.	365,000	8,920,600
PriceSmart, Inc.	122,660	9,114,865
ResMed, Inc.	63,495	14,500,353
TOTAL UNITED STATES OF AMERICA		66,281,746
TOTAL COMMON STOCKS (Cost $819,778,148)		1,107,720,397

Money Market Funds - 1.2%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (d)	11,783,842	11,786,198
Fidelity Securities Lending Cash Central Fund 4.38% (d)(e)	1,608,956	1,609,117
TOTAL MONEY MARKET FUNDS (Cost $13,395,315)		13,395,315

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $833,173,463)	1,121,115,712
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(993,018)
NET ASSETS - 100.0%	1,120,122,694

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,537,821 or 1.3% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	26,881,448	49,065,983	64,161,233	157,132	-	-	11,786,198	0.0%
Fidelity Securities Lending Cash Central Fund 4.38%	13,986,458	26,073,880	38,451,221	8,373	-	-	1,609,117	0.0%
Total	40,867,906	75,139,863	102,612,454	165,505	-	-	13,395,315

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.